BALANCE SHEET	Dec. 31, 2020 USD ($)
ASSETS
Deferred offering costs	$ 249,917
TOTAL ASSETS	249,917
Current liabilities
Accrued expenses	1,450
Accrued offering costs	107,000
Promissory note - related party	117,917
Total Current Liabilities	226,367
Commitments and Contingencies
Stockholder's Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0
Common stock, $0.0001 par value; 50,000,000 shares authorized; 10,350,000 shares issued and outstanding	1,035
Additional paid-in capital	23,965
Accumulated deficit	(1,450)
Total Stockholder's Equity	23,550
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	$ 249,917